Common and Preferred Shares - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions				12 Months Ended
	Nov. 28, 2022	Mar. 28, 2022	Nov. 30, 2021	Oct. 31, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Dividend paid				$ 4,858	$ 4,371
Dividend paid per share				$ 4.06	$ 3.6
Quarterly dividend payable declared	$ 1.03
Dividend recorded date	Jan. 04, 2023
Dividend payable date	Jan. 27, 2023
Stock issuable on conversion of instruments				4,580.0	3,246.0
Floor price of common shares				$ 5
Conversion rate for outstanding NVCC subordinated				125.00%
Conversion price outstanding NVCC subordinated				$ 5
Interest paid				$ 239	$ 162
Net income taxes				$ 30	$ 4
NCIB [member] | 2022 Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase			24.0
NCIB [member] | 2022 Normal Course Issuer Bid [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase		24.0
NCIB [member] | 2022 Normal Course Issuer Bid [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase		36.0
Common shares [member]
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled, shares				32.9
Shares repurchased and cancelled, per share				$ 87.28
Shares repurchased and cancelled, value				$ 2,873